May, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: C.M. Life Insurance Company

Panorama Plus Separate Account

File No. 33-45122

Dear Commissioners:

On behalf of C.M. Life Insurance Company (the “Company”) and Panorama Plus Separate Account (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 15 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 28, 2005.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Second Vice President and Associate General Counsel

for MassMutual